Cash and Cash Equivalents (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 20,620,478	$ 21,026,103	$ 26,050,456	$ 24,576,341
Renminbi [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	20,618,675	21,021,141
Hong Kong Dollars [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	983	1,971
United States Dollars [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 820	$ 2,991